COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES

We insure the legal liability risks for our shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. We are subject to calls payable to the associations based on our claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

To the best of our knowledge, there are no legal or arbitration proceedings existing or pending which have had or may have significant effects on our financial position or profitability and no such proceedings are pending or known to be contemplated.

We have one vessel held under finance lease, the Golden Eclipse, which was leased for a period of 10 years upon delivery of the vessel to us in 2010. We have the right to purchase the vessel at the dates and amounts as disclosed in "Note 11, Vessels under Finance Lease, Net".

We sold eight vessels to SFL in the third quarter of 2015 and leased them back on charters for an initial period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day.

In the six months ended June 30, 2019, we had completed or were in the process of completing the installation of scrubbers on three vessels in our fleet. In addition, and as of June 30, 2019, we had agreements to purchase 20 additional exhaust gas scrubbers (“scrubbers”) to be installed on certain of our Capesize vessels in our fleet. It is our intention to install the scrubbers during routine dry dockings, the majority of which are scheduled for 2019 or early 2020. As of June 30, 2019, our estimated remaining financial commitments in relation to the scrubber installation were $26.7 million, excluding installation costs.

As of June 30, 2019, we had committed to install ballast water treatment systems on nine of our vessels with an estimated remaining financial commitment, excluding installation costs, of $3.1 million.

We have provided $10 million in available subordinated shareholder loan with a five-year term to Singapore Marine. At the date of this report, the shareholder loan has been increased to $10.7 million and has been fully drawn. See also "Note 20, Subsequent Events."